Significant transactions	6 Months Ended
Jun. 30, 2022
Significant Transactions [Abstract]
Significant transactions	Significant transactions
Significant transactions in 2022
Series 2028 notes issuance
On May 31, 2022, Alcon, through its wholly owned subsidiary Alcon Finance B.V. (“AFBV”), completed a public offering of $537 million (EUR500 million) of non-current EUR denominated financial debt consisting of 2.375% senior notes due 2028 ("Series 2028 Notes"). The funds borrowed through the issuance of the Series 2028 Notes were used to repay the $376 million (EUR350 million) Facility C term loan in full and partially repay $160 million of the Facility B term loan. Refer to Note 6 to these Condensed Consolidated Interim Financial Statements for additional information.
Surgical - Acquisition of Ivantis, Inc.
On January 7, 2022, Alcon acquired 100% of the outstanding shares and equity of Ivantis, Inc., a privately-held, US-based company and manufacturer of the Hydrus Microstent, a minimally-invasive glaucoma surgery (“MIGS”) device designed to lower intraocular pressure for open-angle glaucoma patients, for total upfront consideration of $479 million and additional amounts to be potentially paid upon achievement of development and commercial milestones. The acquisition expands Alcon’s surgical portfolio and is expected to help provide a platform for more growth in the glaucoma space. Refer to Note 11 to these Condensed Consolidated Interim Financial Statements for additional information regarding this transaction which was accounted for as an asset acquisition.
Significant transactions in 2021
Vision Care - Acquisition of Simbrinza US commercialization rights
On April 28, 2021, Alcon executed an Asset Purchase Agreement (“Agreement”) to acquire exclusive US commercialization rights to a pharmaceutical ophthalmic eye drop, Simbrinza (brinzolamide/brimonidine tartrate ophthalmic suspension) 1%/0.2% from Novartis. Under the terms of the Agreement, Alcon paid $355 million at closing on June 8, 2021 and recognized the intangible asset acquisition as currently marketed products within the Vision Care reportable segment. After closing, Alcon and Novartis immediately began a transition period during which Novartis sold Simbrinza on Alcon's behalf. The transition period concluded during the third quarter of 2021 and Alcon began to fully commercialize Simbrinza for the US market. Novartis retains all rights to Simbrinza® outside of the US.